INCOME TAXES (Details) $ / shares in Units, $ in Thousands, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)
INCOME TAXES
Statutory enterprise income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Withholding income tax	$ 0			$ 0
Income (loss) before income taxes	(237,117)			(518,061)	$ 818,474
Valuation allowance	5,041			3,678	1,238	$ 1,060
Income taxes paid	$ 4,343			$ 102,496	$ 289,529
Xinjiang Daqo
INCOME TAXES
Preferential tax rate	15.00%	15.00%	15.00%	15.00%	15.00%
Minimum dividend distribution (in percent)	30.00%
Percentage of distributable profit recorded as deferred tax liability					15.50%	40.24%
Income tax paid | ¥			¥ 0.1
Impact of the preferential tax rates decreased income taxes	$ 15,200			$ 50,400	$ 92,000
Impact benefit on net income per share | $ / shares	$ 0.05			$ 0.15	$ 0.28
Inner Mongolia Daqo New Energy
INCOME TAXES
Preferential tax rate	15.00%	15.00%	15.00%	15.00%	15.00%
Inner Mongolia Daqo Semiconductor Co., Ltd
INCOME TAXES
Preferential tax rate	15.00%	15.00%	15.00%	15.00%	15.00%
Chongqing Daqo New Energy Co., Ltd
INCOME TAXES
Valuation allowance	$ 5,000			$ 4,900	$ 18,700
Hong Kong
INCOME TAXES
Amount of profit for which rate of tax changes		$ 2
Minimum income tax rate	8.25%	8.25%	8.25%
Maximum income tax rate	16.50%	16.50%	16.50%
Outside PRC
INCOME TAXES
Statutory enterprise income tax rate	25.00%	25.00%	25.00%
Income (loss) before income taxes	$ 48,100			71,000	155,800
State Administration of Taxation, PRC
INCOME TAXES
Statutory enterprise income tax rate	25.00%	25.00%	25.00%
PRC state council, income tax rate	10.00%	10.00%	10.00%
Income (loss) before income taxes	$ (189,000)			(447,100)	974,300
Valuation allowance	$ 5,000			$ 3,700	$ 1,200